The Chesapeake Growth Fund
Schedule of Investments
January 31, 2023 (Unaudited)

Common Stocks - 89.7%	Shares	Value
Communications - 8.2%
Entertainment Content - 1.7%
Walt Disney Company (The) *	5,685	$ 616,766

Internet Media & Services - 6.5%
Alphabet, Inc. - Class C *	18,130	1,810,643
Netflix, Inc. *	1,485	525,482
		2,336,125
Consumer Discretionary - 15.1%
Automotive - 1.4%
Ferrari N.V.	380	95,498
Mobileye Global, Inc. - Class A *	10,745	414,757
		510,255
E-Commerce Discretionary - 4.5%
Amazon.com, Inc. *	15,660	1,615,016

Home Construction - 1.5%
Toll Brothers, Inc.	9,275	551,770

Leisure Facilities & Services - 2.2%
Chipotle Mexican Grill, Inc. *	475	782,030

Retail - Discretionary - 5.5%
lululemon athletica, inc. *	2,751	844,227
TJX Companies, Inc. (The)	13,762	1,126,557
		1,970,784
Energy - 6.7%
Oil & Gas Producers - 6.5%
Callon Petroleum Company *	15,980	679,949
Northern Oil and Gas, Inc.	4,845	162,405
Pioneer Natural Resources Company	6,444	1,484,375
		2,326,729
Oil & Gas Services & Equipment - 0.2%
Schlumberger Ltd.	1,600	91,168

Financials - 6.5%
Banking - 6.5%
Bank of America Corporation	55,412	1,966,018
Cullen/Frost Bankers, Inc.	2,825	368,041
		2,334,059

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 89.7% (Continued)	Shares	Value
Health Care - 10.3%
Health Care Facilities & Services - 5.3%
Humana, Inc.	3,700	$ 1,893,290

Medical Equipment & Devices - 5.0%
DexCom, Inc. *	4,065	435,321
Intuitive Surgical, Inc. *	4,267	1,048,359
Mettler-Toledo International, Inc. *	210	321,913
		1,805,593
Industrials - 11.0%
Aerospace & Defense - 6.1%
Boeing Company (The) *	5,508	1,173,204
TransDigm Group, Inc.	1,435	1,029,971
		2,203,175
Commercial Support Services - 1.0%
Casella Waste Systems, Inc. - Class A *	4,305	344,917

Electrical Equipment - 2.7%
AMETEK, Inc.	4,985	722,426
Rockwell Automation, Inc.	950	267,929
		990,355
Transportation & Logistics - 1.2%
Copa Holdings S.A. - Class A *	4,590	422,647

Materials - 1.5%
Chemicals - 0.9%
FMC Corporation	2,265	301,540

Construction Materials - 0.6%
Vulcan Materials Company	1,155	211,746

Real Estate - 4.7%
REITs - 4.7%
Equinix, Inc.	595	439,187
Simon Property Group, Inc.	9,710	1,247,347
		1,686,534
Technology - 25.7%
Semiconductors - 2.9%
NXP Semiconductors N.V.	5,706	1,051,673

Software - 7.5%
Microsoft Corporation	7,265	1,800,340

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 89.7% (Continued)	Shares	Value
Technology - 25.7% (Continued)
Software - 7.5% (Continued)
Synopsys, Inc. *	1,200	$ 424,500
Workday, Inc. - Class A *	2,515	456,296
		2,681,136
Technology Hardware - 6.9%
Apple, Inc.	17,290	2,494,774

Technology Services - 8.4%
Mastercard, Inc. - Class A	5,584	2,069,430
Moody's Corporation	1,090	351,798
PayPal Holdings, Inc. *	7,315	596,099
		3,017,327

Total Common Stocks (Cost $26,133,636)		$ 32,239,409

Money Market Funds - 10.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.20% (a) (Cost $3,684,334)	3,684,334	$ 3,684,334

Total Investments at Value - 100.0% (Cost $29,817,970)		$ 35,923,743

Other Assets in Excess of Liabilities - 0.0% (b)		17,211

Total Net Assets - 100.0%		$ 35,940,954

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2023.
(b)	Percentage rounds to less than 0.1%.